Other Expenses - Schedule of Other Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Expenses [Line Items]
Other Expense		$ 9,399,169	$ 3,055,655	$ 2,773,643
Fines [Member]
Schedule of Other Expenses [Line Items]
Other Expense		8,567,388	2,228,702	1,315,829
Penalty payments [Member]
Schedule of Other Expenses [Line Items]
Other Expense		495,379	350,888	349,412
Lawsuit provision expense [Member]
Schedule of Other Expenses [Line Items]
Other Expense	[1]	179,319	183,997	846,218
Donations and grant [Member]
Schedule of Other Expenses [Line Items]
Other Expense			26,785	121,496
Custom tax provision expense [Member]
Schedule of Other Expenses [Line Items]
Other Expense				32,304
Other [Member]
Schedule of Other Expenses [Line Items]
Other Expense		$ 157,083	$ 265,283	$ 108,384

[1]	Lawsuit provision expenses consist of the civil law cases and labor law cases. The Group has accounted for the requisite provisions pertaining to these lawsuits within the consolidated financial statements as of December 31, 2025.